Shareholders Equity (USD $)	Common Stock Class A Shares	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Accumulated Other Comprehensive Income	SubtotalBeforeNonControllingInterest	Noncontrolling Interest	Total
Beginning balance, amount at Jul. 18, 2004	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance, in shares at Jul. 18, 2004	0	0	0	0	0	0	0
Shares issued for cash and software license, shares	18,000,000
Shares issued for cash and software license, amount	80,010				80,010		80,010
Effect of reverse stock split 100:1 on June 27, 2012	(17,820,000)
Development stage net income (loss)			(542)		(542)		(542)
Ending balance, amount at Jul. 31, 2004	80,010		(542)		79,468		79,468
Ending balance, in shares at Jul. 31, 2004	180,000
Development stage net income (loss)			(12,966)		(12,966)		(12,966)
Ending balance, amount at Jul. 31, 2005	80,010		(13,508)		66,502		66,502
Ending balance, in shares at Jul. 31, 2005	180,000
Contributed services		10,000			10,000		10,000
Development stage net income (loss)			(23,666)		(23,666)		(23,666)
Ending balance, amount at Jul. 31, 2006	80,010	10,000	(37,174)		52,836		52,836
Beginning balance, in shares at Jul. 31, 2006	180,000
Deferred financing costs charged against proceeds from sale of stock	(11,213)		(11,213)		(11,213)		(11,213)
Development stage net income (loss)			(153,844)		(153,844)		(153,844)
Ending balance, amount at Jul. 31, 2007	68,797	10,000	(191,018)		(112,221)		(112,221)
Ending balance, in shares at Jul. 31, 2007	180,000
Stock-based compensation		544,067			544,067		544,067
Other comprehesive income				1,031	1,031		1,031
Development stage net income (loss)			(973,429)		(973,429)		(973,429)
Ending balance, amount at Jul. 31, 2008	68,797	554,067	(1,164,447)	1,031	(540,552)		(540,552)
Beginning balance, in shares at Jul. 31, 2008	180,000
Effect of reverse stock split 100:1 on June 27, 2012	(3,960,000)
Stock-based compensation		2,105,781			2,105,781		2,105,781
Other comprehesive income				16,291	16,291	2,908	19,199
Disposal (loss) of Energeiaki EPE, shares	4,000,000
Disposal (loss) of Energeiaki, amount	368,840				368,840	65,089	433,929
Development stage net income (loss)			(2,395,753)		(2,395,753)	1,706	(2,394,047)
Ending balance, amount at Jul. 31, 2009	437,637	2,659,848	(3,560,200)	17,322	(445,393)	69,703	(375,690)
Ending balance, in shares at Jul. 31, 2009	220,000
Effect of reverse stock split 100:1 on June 27, 2012	3,581,325
Deferred financing costs charged against proceeds from sale of stock
Shares issued for services, shares	382,500
Shares issued for services, amount	78,500	(78,500)
Stock-based compensation		418,280			418,280		418,280
Other comprehesive income				67,469	67,469	12,055	79,524
Disposal (loss) of Energeiaki EPE, shares	(4,000,000)
Disposal (loss) of Energeiaki, amount	(368,840)		34,208	(84,791)	(419,423)	(81,659)	(501,082)
Contributed services
Development stage net income (loss)			(727,540)		(727,540)	(99)	(727,639)
Ending balance, amount at Jul. 31, 2010	147,297	2,999,628	(4,253,532)		(1,106,607)		(1,106,607)
Ending balance, in shares at Jul. 31, 2010	183,825
Deferred financing costs charged against proceeds from sale of stock
Contributed services
Development stage net income (loss)			(272,195)		(272,195)		(272,195)
Ending balance, amount at Jul. 31, 2011	147,297	2,999,628	(4,525,727)		(1,378,802)		(1,378,802)
Ending balance, in shares at Jul. 31, 2011	183,825
Deferred financing costs charged against proceeds from sale of stock
Contributed services
Development stage net income (loss)			(161,485)		(161,485)		(161,485)
Ending balance, amount at Jul. 31, 2012	$ 147,297	$ 2,999,628	$ (4,687,212)		$ (1,540,287)		$ (1,540,287)
Ending balance, in shares at Jul. 31, 2012	183,825